Supplemental Data - Summary of Supplemental Cash Flow Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Interest paid	$ 51,298	$ 27,375	$ 22,359
Taxes paid	$ 14,002	$ 16,043	$ 12,911